Risk Management and Hedging Activities - Schedule of Designated and Non-Designated Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Asset [Abstract]
Unrealized gains on derivative instruments - current	$ 42	$ 156
Unrealized gains on derivative instruments - long-term	5	19
Derivative Liability [Abstract]
Unrealized losses on derivative instruments - long-term	(1)	(12)
Commodity Derivatives | Derivative Asset Not Designated As Hedging Instruments [Member]
Derivative Asset [Abstract]
Unrealized gains on derivative instruments - current	42	156
Unrealized gains on derivative instruments - long-term	5	19
Derivative assets, fair value, total	47	175
Commodity Derivatives | Derivative Liabilities Not Designated As Hedging Instruments [Member]
Derivative Liability [Abstract]
Unrealized gains on derivative instruments - current	(91)	(69)
Unrealized losses on derivative instruments - long-term	(1)	(12)
Derivative liabilities, fair value, total	$ (92)	$ (81)